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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael L. Gordon
Title:            Chief Operating Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:

/s/ Michael L. Gordon         New York, New York         February 14, 2006
----------------------      -----------------------    ----------------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                    ------------------

Form 13F Information Table Entry Total:                            167
                                                    ------------------

Form 13F Information Table Value Total:                     $1,490,212
                                                    ------------------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ------            ---------------------              ---------

         None.

                                                    Fair                                Investment Discretion    Voting Authority
                       Title                        Market    Shares or
                        of         Cusip            Value     Principal    SH/   Put/        Shrd  Shrd  Other
Issuer                 Class       Number            (in      Amount       PRN   Call   Sole Def   Other Mgrs     Sole     Shrd None
                                                   thousands)
---------------------  ------    ----------    ------------ ------------ ----- -----  ------ ----- ----- ------ ---------- ---- ----


ABGENIX INC            NOTE       00339BAD9       39,359    22,500,000   PRN          SOLE                     22,500,000
                       1.750%
                       12/1
ABGENIX INC            COM        00339B107        1,537        71,500   SH    CALL   SOLE                         71,500
ACCESS INTEGRATED      CL A       004329108       12,549     1,208,990   SH           SOLE                      1,208,990
TECHNLGS I
ADVANCED MEDICAL       COM        00763M108          418        10,000   SH           SOLE                         10,000
OPTICS INC
AES CORP               COM        00130H105          396        25,000   SH           SOLE                         25,000
AETNA INC NEW          COM        00817Y108          670         7,100   SH    PUT    SOLE                          7,100
AFFORDABLE             COM        008273104        4,243       445,250   SH           SOLE                        445,250
RESIDENTIAL CMTYS
AGL RES INC            COM        001204106        1,525        43,800   SH           SOLE                         43,800
ALLERGAN INC           COM        018490AE2          756         7,000   SH    PUT    SOLE                          7,000
AMEREN CORP            COM        023608102        1,793        35,000   SH           SOLE                         35,000
AMGEN INC              NOTE       031162AL4        9,728    12,500,000   PRN          SOLE                     12,500,000
                       3/0
AMKOR TECHNO-          NOTE       031652AH3       10,340    11,000,000   PRN          SOLE                     11,000,000
LOGY INC               5.000%
                       3/1
AMKOR TECHNO-          NOTE       031652AN0        7,004     7,075,000   PRN          SOLE                      7,075,000
LOGY INC               5.750%
                       6/0
AMR CORP               NOTE       001765BB1          587       500,000   PRN          SOLE                        500,000
4.500% 2/1
AMYLIN PHARMACEU-      NOTE       032346AD0       12,719    10,000,000   PRN          SOLE                     10,000,000
TICALS INC             2.500%
                       4/1
ARCH COAL INC          PFD CV     039380209       39,537       203,600   SH           SOLE                        203,600
                       PERP
                        5%
ARTHROCARE CORP        COM        043136100          674        16,000   SH           SOLE                         16,000
ARTHROCARE CORP        COM        043136100          674        16,000   SH    PUT    SOLE                         16,000
ATMOS ENERGY CORP      COM        049560105          795        30,400   SH           SOLE                         30,400
AVALONBAY              COM        053484101        7,622        85,400   SH           SOLE                         85,400
CMNTYS INC
BARR PHARMA-           COM        068306109          685        11,000   SH           SOLE                         11,000
CEUTICALS INC
BOSTON PRO-            COM        101121101       10,994       148,308   SH           SOLE                        148,308
PERTIES INC
BOYD GAMING            COM        103304101        4,766       100,000   SH           SOLE                        100,000
CORP
BRASCAN CORP           CL A       10549P606       24,541       487,600   SH           SOLE                        487,600
                       LTD
VT SH
BROOKDALE SR           COM        112463104        2,331        78,200   SH           SOLE                         78,200
LIVING INC
BROOKFIELD             COM        112723101       30,001       603,283   SH           SOLE                        603,283
HOMES CORP
BROOKFIELD PPTYS       COM        112900105        6,620       225,018   SH           SOLE                        225,018
CORP
BURLINGTON             COM        122014103       49,565       575,000   SH           SOLE                        575,000
RES INC
CABLEVISION SYS        CL A NY    12686C109        1,408        60,000   SH           SOLE                         60,000
CORP                   CABLVS
CAREMARK RX INC        COM        141705103          689        13,300   SH           SOLE                         13,300
CAREMARK RX INC        COM        141705103          689        13,300   SH    PUT    SOLE                         13,300
CARNIVAL CORP          NOTE       143658AS1       49,696    56,000,000   PRN          SOLE                     56,000,000
                       10/2
CARRAMERICA            COM        144418100        6,950       200,700   SH           SOLE                        200,700
RLTY CORP
CELGENE CORP           COM        151020104          680        10,500   SH           SOLE                         10,500
CELGENE CORP           COM        151020104          518         8,000   SH    PUT    SOLE                          8,000
CEPHALON INC           NOTE       156708AK5        2,888     2,500,000   PRN          SOLE                      2,500,000
                       6/1
CEPHALON INC           NOTE       156708AP4       14,773    10,000,000   PRN          SOLE                     10,000,000
2.000% 6/0
CEPHALON INC           COM        156708109          486         7,500   SH    PUT    SOLE                          7,500
CHESAPEAKE             PFD        165167842       23,056       238,900   SH           SOLE                        238,900
                       ONV
ENERGY CORP
CLECO CORP NEW         COM        12561W105          229        11,000   SH           SOLE                         11,000
CMS ENERGY CORP        COM        125896100        1,928       132,900   SH           SOLE                        132,900
COGDELL SPEN-          COM        19238U107        2,534       150,000   SH           SOLE                        150,000
CER INC
COMMUNITY              COM        203668108          422        11,000   SH           SOLE                         11,000
HEALTH SYS
INC NEW
COMPUCREDIT            COM        20478N100        1,454        37,800   SH           SOLE                         37,800
CORP
CONCEPTUS INC          COM        206016107          215        17,000   SH           SOLE                         17,000
CONOR MED-             COM        208264101          290        15,000   SH           SOLE                         15,000
SYSTEMS INC
CONSTELLATION          COM        210371100        2,304        40,000   SH           SOLE                         40,000
ENERGY GROUP I
CORRECTIONS            COM        22025Y407       24,354       541,561   SH           SOLE                        541,561
CORP AMER NEW
CUBIST PHARMACEU-      COM        229678107          573        27,000   SH           SOLE                         27,000
TICALS INC
CV THERAPEU-           NOTE       126667AG9        1,107     1,000,000   PRN          SOLE                      1,000,000
TICS INC               3.250%
                       8/1
DAVITA INC             COM        23918K108          608        12,000   SH           SOLE                         12,000
DCP MIDSTREAM          COM UT     23311P100          490        20,000   SH           SOLE                         20,000
PARTNERS LP            LTD
                       PTN
DEERFIELD TRIARC       COM        244572301        3,334       255,333   SH           SOLE                        255,333
CAP CORP
DEPOMED INC            COM        249908104          221        36,800   SH           SOLE                         36,800
DORAL FINL CORP        COM        25811P100        9,646       910,000   SH           SOLE                        910,000
DOV PHARMA-            COM        259858108          370        25,200   SH           SOLE                         25,200
CEUTICAL INC
DPL INC                COM        233293109        3,771       145,000   SH           SOLE                        145,000
DUKE ENERGY            COM        264399106        2,418        88,100   SH           SOLE                         88,100
GROUP
DYNEGY INC NEW         CL A       26816Q101          230        47,500   SH           SOLE                         47,500
EAGLE MATERIALS        CL B       26969P207        2,465        20,927   SH           SOLE                         20,927
INC
EDISON INTL            COM        281020107          698        16,000   SH           SOLE                         16,000
EMAGIN CORP            COM        29076N107          518       909,091   SH           SOLE                        909,091
ENERGEN CORP           COM        29265N108        1,427        39,300   SH           SOLE                         39,300
ENERGY EAST            COM        29266M109          228        10,000   SH           SOLE                         10,000
CORP
ESSEX PPTY TR INC      COM        297178105        6,251        67,800   SH           SOLE                         67,800
EXELON CORP            COM        30161N101       18,030       367,500   SH           SOLE                        367,500
EXTRA SPACE-           COM        30225T102        5,162       335,200   SH           SOLE                        335,200
STORAGE INC
FELCOR LODGING         COM        31430F101        1,248        72,500   SH           SOLE                         72,500
TR INC
FIRSTENERGY CORP       COM        337932107          490        10,000   SH           SOLE                         10,000
FORD MTR CO CAP        PFD        345395206       27,289       983,400   SH           SOLE                        983,400
                       TR CV
TR II                  6.5%
FOREST LABS INC        COM        345838106          606        14,900   SH           SOLE                         14,900
FOSTER WHEELER         SHS NEW    G36535139        1,376        37,400   SH           SOLE                         37,400
LTD
GENTEK INC             COM NRW    37245X203       17,884     1,000,223   SH           SOLE                      1,000,223
GILEAD SCIENCES        COM        375558103          605        11,500   SH           SOLE                         11,500
INC
GREAT PLAINS           COM        391164100          774        27,700   SH           SOLE                         27,700
ENERGY INC
GUIDANT CORP           COM        401698105       77,700     1,200,000   SH           SOLE                      1,200,000
GUIDANT CORP           COM        401698105       19,425       300,000   SH    PUT    SOLE                        300,000
HELMERICH AND          COM        423452101          718        11,600   SH           SOLE                         11,600
PAYNE INC
HEMOSENSE INC          COM        423691104        1,736       296,296   SH           SOLE                        296,296
HILTON HOTELS          COM        432848109          482        20,000   SH           SOLE                         20,000
CORP
HOME PROPER-           COM        437306103        9,457       231,800   SH           SOLE                        231,800
TIES INC
HUNTSMAN CORP          PFD MND    447011206       22,360       551,000   SH           SOLE                        551,000
CV 5%
IMCLONE SYS INC        NOTE       45245WAF6        8,337    10,000,000   PRN          SOLE                     10,000,000
1.375% 5/1
INDEPENDENCE           COM        453414104       16,091       405,000   SH           SOLE                        405,000
CMNTY BK CORP
INTERNATIONAL          DBCV 1/2   459902AL6        3,326     5,000,000   PRN          SOLE                      5,000,000
GAME TECHNOLOG
INTERPUBLIC            NOTE       460690AT7        7,298     7,000,000   PRN          SOLE                      7,000,000
GROUP COS INC          4.500%
                       3/1
ISHARES TR             S&P 500    464287200        3,491        28,000   SH    PUT    SOLE                         28,000
INDEX
ISHARES TR             DJ US      464287739        7,057       110,000   SH    PUT    SOLE                        110,000
REAL EST
ISTAR FINL INC         COM        45031U101       16,657       467,250   SH           SOLE                        467,250
ITURAN LOCATION        SHS        M6158M104          256        16,197   SH           SOLE                         16,197
AND CONTROL
IVAX CORP              NOTE       465823AQ5       17,399    12,500,000   PRN          SOLE                     12,500,000
                       1.500%
                       5/1
IVAX CORP              NOTE       465823AN2       79,868    52,500,000   PRN          SOLE                     52,500,000
                       1.875%
                       12/1
IVAX CORP              COM        465823102       25,578       816,400   SH           SOLE                        816,400
KERYX BIOPHARMACEU-    COM        492515101          322        22,000   SH           SOLE                         22,000
TICALS INC
LENNAR CORP            CL A       526057104        8,357       136,950   SH           SOLE                        136,950
MARRIOTT INTL INC      CL A       571903202       14,886       222,286   SH           SOLE                        222,286
MAXTOR CORP            COM NEW    577729205       27,760     4,000,000   SH           SOLE                      4,000,000
MBNA CORP              COM        55262L100       79,012     2,910,200   SH           SOLE                      2,910,200
MCDONALDS CORP         COM        580135101        5,237       155,300   SH           SOLE                        155,300
MCKESSON CORP          COM        58155Q103          423         8,200   SH    PUT    SOLE                          8,200
MCMORAN EXPLO-         NOTE       582411AE4        5,274     4,250,000   PRN          SOLE                      4,250,000
RATION CO              5.250%
                       10/0
MEDICIS PHARMACEU-     CL A NEW   584690309          343        10,700   SH           SOLE                         10,700
TICAL CORP
MGI PHARMA INC         COM        552880106          326        19,000   SH           SOLE                         19,000
MILLS CORP             COM        601148109        3,255        77,600   SH           SOLE                         77,600
NEKTAR THERA-          COM        640268108          403        24,500   SH           SOLE                         24,500
PEUTICS
NEUROCRINE             COM        64125C109          489         7,800   SH    PUT    SOLE                          7,800
BIOSCIENCES INC
NEUROMETRIX INC        COM        641255104          382        14,000   SH           SOLE                         14,000
NEW JERSEY RES         COM        646025106          419        10,000   SH           SOLE                         10,000
NMT MED INC            COM        629294109          289        18,000   SH           SOLE                         18,000
NORTHWEST NAT          COM        667655104          373        10,900   SH           SOLE                         10,900
GAS CO
NORTHWESTERN           COM NEW    668074305          684        22,000   SH           SOLE                         22,000
CORP
NPS PHARMACEU-         COM        62936P103          237        20,000   SH           SOLE                         20,000
TICALS INC
NUVASIVE INC           COM        670704105          434        24,000   SH           SOLE                         24,000
OMNICARE INC           DBCV       681904AL2       24,771    25,000,000   PRN          SOLE                     25,000,000
OMNICARE INC           COM        681904108          266        10,000   SH           SOLE                         10,000
ONEOK INC              COM        682680103          881        33,100   SH           SOLE                         33,100
ORIENT EXPRESS         CL A       G67743107        3,310       105,000   SH           SOLE                        105,000
HOTELS LTD
ORIGEN FINL INC        COM        68619E208          325        45,610   SH           SOLE                         45,610
PAN PACIFIC            COM        69806L104        5,833        87,200   SH           SOLE                         87,200
RETAIL PPTYS INC
PANAMSAT HLDG          COM        69831Y105        1,264        51,600   SH           SOLE                         51,600
CORP
PANTRY INC             COM        698657103       14,919       317,500   SH           SOLE                        317,500
PG&E CORP              COM        69331C108          824        22,200   SH           SOLE                         22,200
PHARMACEUTICAL         COM        717124101          620        10,000   SH           SOLE                         10,000
PROD DEV INC
PPL CORP               COM        69351T106        2,284        77,700   SH           SOLE                         77,700
PROLOGIS               SH BEN     743410102       15,109       323,391   SH           SOLE                        323,391
                       INT
PSYCHIATRIC SOLU-      COM        74439H108          646        11,000   SH           SOLE                         11,000
TIONS INC
PUBLIC SVC ENTER-      COM        744573106        1,592        24,500   SH           SOLE                         24,500
PRISE GROUP
QUANTA CAPITAL         COM        G7313F106        1,530       300,000   SH           SOLE                        300,000
HLDGS LTD
RED HAT INC            DBCV       756577AB8        6,380     5,475,000   PRN          SOLE                      5,475,000
..500% 1/1
REEBOK INTL LTD        COM        758110100       33,220       570,500   SH           SOLE                        570,500
REGENCY CTRS           COM        758849103        5,930       100,600   SH           SOLE                        100,600
CORP
RENAL CARE             COM        759930100       21,025       444,400   SH           SOLE                        444,400
                                     UN
GROUP INC
SCHERING PLOUGH        PFD        806605606        4,857        90,300   SH           SOLE                         90,300
                       CONV
CORP                   MAND
SCHERING PLOUGH        COM        806605101          730        35,000   SH    PUT    SOLE                         35,000
CORP
SEARS HLDGS            COM        812350106       86,648       750,000   SH    PUT    SOLE                        750,000
CORP
SEPRACOR INC           NOTE       817315AW4        2,365     2,500,000   PRN          SOLE                      2,500,000
                       10/1
SEPRACOR INC           COM        817315104          619        12,000   SH           SOLE                         12,000
SIEBEL SYS INC         COM        826170102       24,840     2,350,000   SH           SOLE                      2,350,000
SIERRA HEALTH          COM        826322109          232         5,800   SH    PUT    SOLE                          5,800
SVCS INC
SIMON PPTY GROUP       COM        828806109       13,728       179,150   SH           SOLE                        179,150
INC NEW
SIRIUS SATELLITE       NOTE       82966UAA1       32,064     6,605,000   PRN          SOLE                      6,605,000
RADIO INC              3.500%
                       6/0
SOUTHWESTRN            COM        845467109          539        15,000   SH           SOLE                         15,000
ENRGY CO
SPIRIT FIN CORP        COM        848568309       17,025     1,500,000   SH           SOLE                      1,500,000
ST JOE CO              COM        790148100       12,898       191,881   SH           SOLE                        191,881
ST JUDE MED INC        DBCV       790849AB9        7,470     7,500,000   PRN          SOLE                      7,500,000
                       2.800%
12/1
ST JUDE MED INC        COM        790849103          753        15,000   SH           SOLE                         15,000
STARWOOD               PAIRED     85590A203       15,029       235,341   SH           SOLE                        235,341
                       CTF
HOTELS&RESORTS
WRLD
STATION CASINOS        COM        857689103        9,173       135,300   SH           SOLE                        135,300
INC
SUNSTONE HOTEL         COM        867892101        7,607       286,300   SH           SOLE                        286,300
INVS INC NEW
TAUBMAN CTRS           COM        876664103        6,854       197,244   SH           SOLE                        197,244
INC
TECO ENERGY            COM        872375100        1,998       116,300   SH           SOLE                        116,300
INC
TELEWEST GLO-          COM        87956T107       38,112     1,600,000   SH           SOLE                      1,600,000
BAL INC
TOLL BROTHERS          COM        889478103       13,210       381,362   SH           SOLE                        381,362
INC
TOLL BROTHERS          COM        889478103        9,561       276,000   SH    CALL   SOLE                        276,000
INC
TRANSMONTAIGNE         COM UNIT   89376V100        1,444        55,000   SH           SOLE                         55,000
PARTNERS LP            LP
TRICO MARINE           COM NEW    896106200        4,680       180,000   SH           SOLE                        180,000
SERVICES INC
UNION DRILLING INC     COM        90653P105          436        30,000   SH           SOLE                         30,000
UNISOURCE ENERGY       COM        909205106          718        23,000   SH           SOLE                         23,000
CORP
UNITED SURGICAL        COM        913016309          611        19,000   SH           SOLE                         19,000
PARTNERS INT
VENTAS INC             COM        92276F100        7,054       220,300   SH           SOLE                        220,300
VINTAGE PETE INC       COM        927460105       28,980       543,400   SH           SOLE                        543,400
WILLIAMS COS           COM        969457100        2,526       109,000   SH           SOLE                        109,000
INC DEL
WILLIAMS COS           COM        969457100        1,159        50,000   SH    PUT    SOLE                         50,000
INC DEL
WISCONSIN ENERGY       COM        976657106          391        10,000   SH           SOLE                         10,000
CORP
WPS RESOURCES          COM        92931B106        2,240        40,500   SH           SOLE                         40,500
CORP
XCEL ENERGY            COM        98389B100          762        41,300   SH           SOLE                         41,300

INC
XCYTE THERAPIES        PFD CV     98389F408          218        58,800   SH           SOLE                         58,800
INC                    EXCH
TOTAL FAIR MARKET                              1,490,212
VALUE
(in thousands)